Leases - Additional Information (Details)	1 Months Ended	9 Months Ended
	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels		$ 153,000,000	$ 0
Suezmax Tankers
Capital Leased Assets [Line Items]
Actual hull coverage ratio		105.00%
2016 Debt Facility
Capital Leased Assets [Line Items]
Minimum hull coverage ratios		125.00%
Actual hull coverage ratio		139.00%		140.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Capital Leased Assets [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Minimum | 2016 Debt Facility | Not Guaranteed By Teekay Corporation
Capital Leased Assets [Line Items]
Debt term		6 months
Capital Lease
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels	$ 153,000,000
Sale-leaseback, term of contract	12 years
Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel	4
Minimum liquidity covenant requirement		$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Minimum hull coverage ratios		90.00%
Period Required to Maintain 90% Hull Coverage Ratio		3 years
Minimum hull coverage ratios, thereafter		100.00%
Commitments under the capital leases		$ 222,800,000
Imputed interest		$ 71,800,000
Capital Lease | Minimum | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt term		6 months